As filed with the Securities and Exchange Commission on September 9, 2021
1933 Act Registration No. 333-248990
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 290
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln MoneyGuard Market Advantage®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2020 was filed March 29, 2021.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on _______, 2020 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ___________.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated September 9, 2021
To the Product Prospectus dated May 1, 2021 for:

Lincoln MoneyGuard Market Advantage®

This Supplement outlines changes to the Long-Term Care Benefits Rider that will be applicable to Policies issued on or after September 13, 2021, subject to state availability.

Please refer to the May 1, 2021 prospectus for a discussion of all other provisions of your Policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Special Terms section, as amended by this Supplement.

The prospectus is amended as follows:

Changes to “Other Benefits Available Under the Policy”

The following replaces the section headed “Impact of Claims on Benefit Payments” under the Long-Term Care Benefits Rider.

Impact of Claims on Benefit Payments: On the date we determine you are eligible to make a claim, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will be fixed at the amount in effect on that date.

With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under this Rider will reduce that month’s Maximum Monthly LTC Benefit, and the LTC Benefit Limit, dollar for dollar, as described in the “Benefits Available” above.

An Optional Inflation Protection increase will increase the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Right to Purchase Optional Inflation Protection” section.

An increase and/or decrease in the Policy’s Specified Amount or a Partial Surrender (i.e. withdrawal) under the Policy will likewise increase and/or decrease the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Impact of Policy Transactions” section.

If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90 day period, or at your request, we will close your claim. Prior to closing your claim, we will send you a written notification.

For Policies issued prior to September 13, 2021, if, on the date your claim is closed, the Policy’s Specified Amount and/or Accumulation Value are greater than zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will no longer be fixed as described in your Policy, and you may submit a request to reallocate any Accumulation Value in the Fixed Account. The Transfer limits as described in the “Transfers” section do not apply to this reallocation.

For Policies issued on or after September 13, 2021, subject to state availability, if, on the date your claim is closed, the Policy’s Specified Amount and/or Accumulation Value are greater than zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed unless you submit a request to reallocate any Accumulation Value in the Fixed Account. The Transfer limits as described in the “Transfers” section do not apply to this reallocation.  If you make a reallocation from the Fixed Account, either at this time or a later time, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will no longer be fixed as described in your Policy.

If, on the date your claim is closed, the Policy’s Specified Amount and Accumulation Value have both been reduced to zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed.

Please retain this Supplement for future reference.

Part A
The Prospectus for Lincoln MoneyGuard Market Advantage® is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-248990) filed on April 23, 2021 and to the definitive 497 Filing filed on May 3, 2021.
Part B
The Statement of Additional Information for Lincoln MoneyGuard Market Advantage®, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-248990) filed on April 23, 2021 and to the definitive 497 Filing filed on May 3, 2021.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
b)	Not applicable.
c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
d)	(1)	Policy ICC20-MGV892 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(2)	Policy Specification Pages ICC20-MGV892-1 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(3)	Long-Term Care Benefits Rider (ICC20LTCBR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(4)	Long-Term Care Benefits Rider – Amendment (AMD-7096) (Filed Herein).
(5)	Value Protection Rider (ICC20VPR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
e)	(1)	Application ICC20MGF12091A incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-248990) filed on September 23, 2020.
f)	(1)	Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)	Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
g)	Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(2)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(3)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(5)	MFS Variable Insurance Trust II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(a)	Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)	Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(7) Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a) Amendment No. 7 incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
i)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
j)	Not applicable.
k)	Opinion and Consent of Jassmin McIver-Jones, Esquire (Filed Herein)
l)	Not Applicable.
m)	Not Applicable.
n)	(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herein)
(2) Power of Attorney – Principal Officers and Directors of The Lincoln National Life Insurance Company (Filed Herein).
o)	Not applicable.
p)	Not applicable.
q)	Compliance Procedures incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 333-125790) filed on April 8, 2021.
r)	Not applicable.
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President, Director and Chairman
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Craig T. Beazer**	Executive Vice President, General Counsel and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 63 on Form N-4 (File No. 033-26032) filed on September 6, 2019.)
Item 33. Indemnification
(a)	Brief description of indemnification provisions:
B-2

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Claire H. Hanna*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Christopher A. Giovanni*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
(c)	N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.
B-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No.: 4 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 7th day of September, 2021 at 1:00 pm.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, Actuarial Management
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, Actuarial Management

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No: 4 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) has been signed below on September 8, 2021 at 3:01 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and
Randal J. Freitag	Director

No longer with the company
______________________________	Senior Vice President and Controller
Christine A. Janofsky

No longer with the company
______________________________ Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________ Vice President and Director
Keith J. Ryan

           /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement